Contingencies, Commitments and Guarantees (Contingencies, Commitments and Guarantees - Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Liabilities for indemnities, guarantees and commitments	$ 0	$ 0
Mortgage Loan Commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet commitments	1	161
Commitments to Fund Private Corporate Bond Investments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet commitments	$ 1	$ 16